Statement of Changes in Consolidated Equity - EUR (€) € in Millions		Equity attributable to parent	Share capital	Share premium	Reserves	Profit attributable to parent	Interim dividend	Treasury stock	Translation differences	Other comprehensive income	Other comprehensive income from non-current assets held for sale	Other comprehensive income from financial instruments valuation	Cash flow hedges	Non-controlling interests	Total
Balance at beginning of the year (Previously stated) at Dec. 31, 2022		€ 5,672	€ 120	€ 911	€ 3,868	€ 208		€ (162)	€ 735	€ (8)				€ 2,328	€ 8,000
Balance at beginning of the year (Adjustment) at Dec. 31, 2022		(23)				(23)									(23)
Balance at beginning of the year at Dec. 31, 2022	[1]	5,649	120	911	3,868	185		(162)	735	(8)				2,328	7,977
Translation differences		(322)							(322)					(44)	(366)
Cash flow hedges		1											€ 1		1
Other comprehensive income		(1)								(1)					(1)
Other comprehensive income from non-current assets held for sale		2									€ 2				2	[1]
Other comprehensive income / (expense) for the year | Amounts including restatements in current year		(320)							(322)	(1)	2		1	(44)	(364)
Other comprehensive income / (expense) for the year	[1]														(364)
Profit/(loss) for the year | Amounts including restatements in current year		59				59								121	180
Profit/(loss) for the year	[1]														163
Total comprehensive income / (expense) for the year | Amounts including restatements in current year		(261)				59			(322)	(1)	2		1	77	(184)
Total comprehensive income / (expense) for the year	[1]														(201)
Net change in treasury stock		9						9							9
Acquisition / Divestment of non-controlling interests		(1)			(1)										(1)
Other changes		(11)			(11)									(260)	(271)
Distribution of prior year profit, Reserves					185	(185)
Operations with shareholders or owners		(3)			173	(185)		9						(260)	(263)
Balance at end of the year (Previously stated) at Dec. 31, 2023		5,385	120	911	4,041	59		(153)	413	(9)	2		1	2,145	7,530
Balance at end of the year (Adjustment) at Dec. 31, 2023		(17)				(17)									(17)
Balance at end of the year at Dec. 31, 2023	[1]	5,368	120	911	4,041	42		(153)	413	(9)	2		1	2,145	7,513
Translation differences		390							390					106	496
Cash flow hedges		(1)											(1)		(1)
Other comprehensive income from non-current assets held for sale		(2)									(2)				(2)
Other comprehensive income from financial instruments valuation		(18)										€ (18)			(18)
Other comprehensive income / (expense) for the year		369							390		(2)	(18)	(1)	106	475
Profit/(loss) for the year		157				157								56	213
Total comprehensive income / (expense) for the year		526				157			390		€ (2)	(18)	(1)	162	688
Net change in treasury stock		18						18							18
Acquisition / Divestment of non-controlling interests		(10)			(10)									(26)	(36)
Other changes		(19)			(19)									508	489
Distribution of prior year profit, Reserves					42	(42)
Distribution of prior year profit, Dividends														(66)	(66)
Operations with shareholders or owners		(11)			13	(42)		18						416	405
Balance at end of the year (Previously stated) at Dec. 31, 2024		5,883	120	911	4,054	157		(135)	803	(9)		(18)		2,723	8,606
Balance at end of the year at Dec. 31, 2024	[1]	5,883	120	911	4,054	157		(135)	803	(9)		(18)		2,723	8,606
Translation differences		(813)							(813)					(242)	(1,055)
Cash flow hedges		(1)											(1)		(1)
Other comprehensive income		(4)								(4)					(4)
Other comprehensive income from financial instruments valuation		(80)										(80)			(80)
Other comprehensive income / (expense) for the year		(890)							(813)	4		(80)	(1)	(242)	(1,132)
Profit/(loss) for the year		402				402								98	500
Total comprehensive income / (expense) for the year		(488)				402			(813)	4		(80)	(1)	(144)	(632)
Net change in treasury stock		4						4							4
Acquisition / Divestment of non-controlling interests		(28)			(28)									(110)	(138)
Other changes		2			2									4	6
Distribution of prior year profit, Reserves					157	(157)
Distribution of prior year profit, Dividends														(141)	(141)
Distribution of prior year profit, Interim dividend		(102)					€ (102)								(102)
Operations with shareholders or owners		(124)			131	(157)	(102)	4						(247)	(371)
Balance at end of the year at Dec. 31, 2025		€ 5,271	€ 120	€ 911	€ 4,185	€ 402	€ (102)	€ (131)	€ (10)	€ (5)		€ (98)	€ (1)	€ 2,332	€ 7,603

[1]	(See Note 2.d)